STOCK BASED COMPENSATION (Narrative) (Details) - USD ($)	3 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Pricing model used in calculation of grant-date fair value		Black-Scholes		Black-Scholes
Expected dividend yield
Expected volatility, minimum		60.00%		39.00%	58.00%	75.00%
Expected volatility, maximum		90.00%		87.00%	78.00%	79.00%
Risk-free interest rate, minimum		1.89%		1.16%	1.05%	1.44%
Risk-free interest rate, maximum		3.06%		2.37%	2.06%	1.70%
Unrecognized compensation expense related to non-vested market-based share awards	$ 395,712	$ 395,712		$ 209,550
Warrants exercised		100,000
Proceeds from warrants exercised		$ 161,500	$ 502,500	502,500
Options exercised	100,000	100,000
Proceeds from Options exercised	$ 100,000	$ 100,000
2007 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of common shares available to be purchased through options, issued and outstanding	4,520,000	4,520,000
Number of shares authorized under plan	10,000,000	10,000,000
2016 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of common shares available to be purchased through options, issued and outstanding	2,245,000	2,245,000
Number of shares authorized under plan	3,000,000	3,000,000
Common stock remain available for grants	755,000	755,000
Exercisable period		10 years
Non Qualified Stock Options And Warrants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Aggregate intrinsic value of options and warrants outstanding and exercisable	$ 3,232,369	$ 3,232,369		$ 4,891,501
Closing stock price of common stock	$ 1.03	$ 1.03		$ 1.14
Options exercised		200,000		469,000
Intrinsic value of options and warrants exercised					$ 22,063	$ 0
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected option life		5 years		11 days	2 years 6 months	5 years
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected option life		10 years		9 years 29 days	5 years 7 months 6 days	5 years 9 months
Transaction One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants exercised				335,000
Proceeds from warrants exercised				$ 335,000
Common stock price				$ 1.00
Transaction Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants exercised				134,000
Proceeds from warrants exercised				$ 167,500
Common stock price				$ 1.25